Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Yuebiao Li [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")
Zhuo Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Director, Chief Financial Officer ("CFO")	Principal shareholder, Director, Chief Financial Officer ("CFO")	Principal shareholder, Director, Chief Financial Officer ("CFO")
Yue Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Zhuo Zhang's sister	Principal shareholder, Zhuo Zhang's sister	Principal shareholder, Zhuo Zhang's sister
Xiaojun Chen [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Husband of Zhuo Zhang	Husband of Zhuo Zhang	Husband of Zhuo Zhang
Jinna [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.
Mojie [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.
Jinmo [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.
Daqing Wanjieyuan [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Yuebiao Li, the entity was dissolved in June 2017.	Controlled by Yuebiao Li, the entity was dissolved in June 2017.	Controlled by Yuebiao Li, the entity was dissolved in June 2017.
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.
Entity B [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company	Significantly influenced by the Company
Entity C [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company	Significantly influenced by the Company
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Entity A is 45% owned by Entity D	Entity A is 45% owned by Entity D	Entity A is 45% owned by Entity D
Entity D and its subsidiary [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company	Significantly influenced by the Company
Hengqingyuan [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Jinzheng holds 20% equity interest.	Jinzheng holds 20% equity interest.	Jinzheng holds 20% equity interest.
Jincai [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Jinzheng holds 40% equity interest.	Jinzheng holds 40% equity interest.	Jinzheng holds 40% equity interest.